Class A Common Stock Subject to Possible Redemption (Details)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Temporary Equity [Line Items]
Increase in redemption value of Class A common stock subject to redemption	$ 1,009,411	$ 76,542	$ 26,876,992		$ 26,876,992
Common Class A Subject To Redemption [Member]
Temporary Equity [Line Items]
Number of votes per share | Vote	1			1
Class A common stock subject to possible redemption, par value, (per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares) | shares	300,000,000			300,000,000
Class A common stock subject to possible redemption, outstanding (in shares) | shares	34,500,000			34,500,000	34,500,000	0
Gross Proceeds					$ 345,000,000
Proceeds allocated to Public Warrants					(7,762,500)
Class A common stock issuance costs					(19,114,492)
Accretion of carrying value to redemption value					26,876,992
Increase in redemption value of Class A common stock subject to redemption				$ 1,085,953
Class A common stock subject to possible redemption	$ 346,085,953			$ 346,085,953	$ 345,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Number of votes per share | Vote	1			1	1
Class A common stock subject to possible redemption, par value, (per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares) | shares	300,000,000			300,000,000	300,000,000